S000058644 [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Long Duration Bond Fund | Class Y
Prospectus [Line Items]
Annual Return [Percent]	7.48%	(2.98%)	6.66%	(12.52%)	(1.54%)	7.68%